Schedule of Long Term Debt Repayment (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Debt Instrument [Line Items]
2013	$ 13,986	¥ 1,149,478
2014	14,100	1,158,887
2015	6,490	533,415
2016	7,294	599,510
2017	6,047	497,025
Thereafter	4,005	329,165
Total	$ 51,922	¥ 4,267,480	¥ 4,531,268